10. Financial instruments (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	$ 14,031,051	$ 10,221,444
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities	20,103,697	15,115,341
Interest expense
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	(1,540,247)	(1,441,665)	$ (429,899)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(1,540,247)	(1,441,665)	(429,899)
Other financial results
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	(41,274)	(36,783)	(22,880)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(41,274)	(36,783)	(22,880)
Net gain from the repurchase of Corporate Notes
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost		42
Financial liabilities at fair value through profit or loss		0
Financial liabilities		42
Exchange differences
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	(537,161)	(517,573)	(914,844)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(537,161)	(517,573)	(914,844)
Total
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	(2,118,682)	(1,995,979)	(1,367,623)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	$ (2,118,682)	$ (1,995,979)	$ (1,367,623)